Schedule of Investments (unaudited)	iShares® TIPS Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.5%
U.S. Treasury Inflation-Indexed Notes, 1.38%, 07/15/33	$349,519		$343,157,001

U.S. Government Obligations — 97.8%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 07/15/24	55,182		53,589,867
0.13%, 10/15/24	826,205		797,239,139
0.13%, 04/15/25	960,103		914,882,116
0.13%, 10/15/25	398,496		378,594,816
0.13%, 04/15/26	546,512		513,592,931
0.13%, 07/15/26	717,231		674,911,394
0.13%, 10/15/26	686,508		643,554,280
0.13%, 04/15/27	815,454		757,488,157
0.13%, 01/15/30	697,568		627,947,044
0.13%, 07/15/30	754,361		677,399,603
0.13%, 01/15/31	846,666		752,780,068
0.13%, 07/15/31	693,685		614,872,902
0.13%, 01/15/32	896,100		787,727,609
0.13%, 02/15/51	423,810		274,102,241
0.13%, 02/15/52	312,817		201,229,497
0.25%, 01/15/25	668,645		641,435,392
0.25%, 07/15/29	441,408		405,215,780
0.25%, 02/15/50	166,908		113,340,965
0.38%, 07/15/25	432,823		414,699,024
0.38%, 01/15/27	667,619		627,712,331
0.38%, 07/15/27	718,012		675,359,494
0.50%, 04/15/24	31,630		30,895,922
0.50%, 01/15/28	641,751		602,682,389
0.63%, 01/15/24	0	(a)	14
0.63%, 01/15/26	843,462		805,383,057
0.63%, 07/15/32	922,211		845,678,566
0.63%, 02/15/43	163,930		131,746,124
0.75%, 07/15/28	454,462		432,634,972
0.75%, 02/15/42	391,177		327,033,838
0.75%, 02/15/45	548,009		442,961,412
0.88%, 01/15/29	555,424		528,406,537
0.88%, 02/15/47	222,142		182,078,615
1.00%, 02/15/46	327,727		278,058,930
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.00%, 02/15/48	$174,469	$146,542,084
1.00%, 02/15/49	124,094	104,012,522
1.13%, 01/15/33	842,590	805,019,194
1.25%, 04/15/28	852,433	827,734,062
1.38%, 02/15/44	432,931	399,463,011
1.50%, 02/15/53	178,809	169,491,205
1.63%, 10/15/27	802,314	792,865,386
1.75%, 01/15/28	431,044	427,364,702
2.00%, 01/15/26	255,949	252,566,892
2.13%, 02/15/40	178,427	188,544,904
2.13%, 02/15/41	136,306	144,130,724
2.38%, 01/15/25	145,768	144,097,037
2.38%, 01/15/27	93,280	93,845,266
2.50%, 01/15/29	292,492	302,481,024
3.38%, 04/15/32	42,279	47,895,195
3.63%, 04/15/28	213,361	229,386,512
3.88%, 04/15/29	302,002	334,399,850
		21,565,074,596

Total Long-Term Investments — 99.3%
(Cost: $25,159,922,131)		21,908,231,597

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(b)(c)	112,170	112,170,000

Total Short-Term Securities — 0.5%
(Cost: $112,170,000)		112,170,000

Total Investments — 99.8%
(Cost: $25,272,092,131)		22,020,401,597

Other Assets Less Liabilities — 0.2%		33,124,376

Net Assets — 100.0%		$22,053,525,973

(a)	Rounds to less than 1,000.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$36,490,000	$75,680,000	(a)	$—	$—	$—	$112,170,000	112,170	$4,412,631	(b)	$149

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® TIPS Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government & Agency Obligations	$—	$21,908,231,597	$—	$21,908,231,597
Short-Term Securities
Money Market Funds	112,170,000	—	—	112,170,000
	$112,170,000	$21,908,231,597	$—	$22,020,401,597

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